CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 90,834	$ 67,470
Accounts receivable, net of allowance of $448 and $486 at December 31, 2015 and 2014, respectively	5,127	5,534
Inventories, net	1,632	2,482
Deferred tax assets, net		192
Other current assets	7,093	4,221
Assets of discontinued operations	30,690	28,118
Total current assets	135,376	108,017
Property and equipment, net	6,418	8,818
Deferred tax assets, net	176	73
Goodwill	7,489	7,489
Other assets	840	916
Assets of discontinued operations	47,911	80,835
Total assets	198,210	206,148
Current liabilities:
Accounts payable	6,550	6,677
Accrued liabilities	7,250	10,486
Deferred revenue	3,926	4,605
Deferred tax liabilities, net		481
Liabilities of discontinued operations	21,199	61,600
Total current liabilities	38,925	83,849
Deferred tax liabilities, net	2,132	324
Other liabilities	5,313	5,467
Liabilities of discontinued operations	14,220	14,795
Total liabilities	$ 60,590	$ 104,435
Commitments and contingencies (see Note 12)
Stockholders' equity:
Preferred stock, $0.0001 par value; 5,000 shares authorized; no shares issued or outstanding at December 31, 2015 and 2014
Common stock, $0.0001 par value; 42,857 shares authorized; 14,850 and 14,289 shares issued and outstanding at December 31, 2015 and 2014, respectively	$ 1	$ 1
Additional paid-in capital	222,164	215,302
Accumulated other comprehensive loss	(4,086)	(3,158)
Accumulated deficit	(80,459)	(110,432)
Total stockholders' equity	137,620	101,713
Total liabilities and stockholders' equity	$ 198,210	$ 206,148